Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Summary of Significant Accounting Policies [Line Items]
Cash equivalents	$ 0	$ 0		$ 0
Federal Depository Insurance coverage	$ 250,000	$ 250,000		$ 250,000
Class B ordinary shares to Class A ordinary shares conversion ratio				one-for-one basis
Share transfer restriction, threshold consecutive trading days				20 days
Share transfer restriction, threshold trading days				30 days
Share Price	$ 10.00	$ 10.00		$ 10.00
Interest income earned on the Trust Account		$ 0		$ 0
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	1
Net Loss	$ (5,000)	$ (7,883,116)	$ (5,752,119)	$ (13,635,235)
Unrecognized tax benefits	0
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0
Common Class A [Member]
Summary of Significant Accounting Policies [Line Items]
Weighted average shares outstanding of Class A ordinary shares, basic and diluted		69,000,000		69,000,000
Net Loss		$ 4,433,116		$ 10,185,235
Income attributable to Class A ordinary shares		$ 0		$ 0
Common Class C [Member]
Summary of Significant Accounting Policies [Line Items]
Class B ordinary shares to Class A ordinary shares conversion ratio	one-for-one basis
Weighted average shares outstanding of Class A ordinary shares, basic and diluted		29,571,430		29,571,430
Common Class C [Member] | Third Anniversary [Member]
Summary of Significant Accounting Policies [Line Items]
Share Price	$ 15.25	$ 15.25		$ 15.25
Common Class C [Member] | Sixth Anniversary [Member]
Summary of Significant Accounting Policies [Line Items]
Share Price	23.00	23.00		23.00
Common Class C [Member] | Ninth Anniversary [Member]
Summary of Significant Accounting Policies [Line Items]
Share Price	$ 35.00	$ 35.00		$ 35.00